Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 213		$ 248
Cost of revenues	(90)		(117)
Gross profit	123		131
Operating expenses:
Research and development, net	(2,806)	(2,436)	(5,498)	(5,095)
Sales and marketing	(605)	(489)	(1,229)	(985)
General and administrative	(837)	(812)	(2,025)	(2,018)
Operating loss	(4,125)	(3,737)	(8,621)	(8,098)
Financing income (expenses), net	(5,991)	574	(3,519)	573
Net loss	$ (10,116)	$ (3,163)	$ (12,140)	$ (7,525)
Basic and diluted net loss per share from continuing operations (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.02)
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	322,784,556	322,333,344	322,776,209	320,082,947